INTEREST INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTEREST INCOME, NET
Schedule of interest income, net

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Interest income	769,094	1,291,485	1,288,714
Interest expense	(14,053)	(17,241)	(12,654)
Bank charges	(11,124)	(9,068)	(14,650)
Others	(433)	(1,844)	(1,247)
Total	743,484	1,263,332	1,260,163